Note 9 - Stock-Based Compensation - Activity of Stock Option Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of shares (in shares)	1,183,100	1,197,044
Weighted average exercise price (in dollars per share)	$ 3.50	$ 3.79
Granted (in shares)	217,500
Granted (in dollars per share)	$ 0.17
Forfeited or expired (in shares)	(231,444)
Forfeited or expired (in dollars per share)	$ 1.89
Weighted average remaining contractual period	6 years 219 days
Aggregate Intrinsic value	$ 0
Exercisable at December 31, 2014 (in shares)	785,594
Exercisable at December 31, 2014 (in dollars per share)	$ 5.09
Exercisable at December 31, 2014	5 years 73 days
Exercisable at December 31, 2014	$ 0